Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	pip16_SupplementTextBlock
PRUDENTIAL INVESTMENT PORTFOLIOS 16
Prudential Income Builder Fund

Supplement dated March 22, 2017 to the
Summary Prospectus, Statutory Prospectus and Statement of Additional Information
dated December 30, 2016

This supplement sets forth changes to the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") dated December 30, 2016 of Prudential Income Builder Fund (the "Fund"), a series of Prudential Investment Portfolios 16 (PIP 16). The following should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Summary Prospectus, Statutory Prospectus and SAI.

1.    The Fund's Summary Prospectus and Statutory Prospectus section entitled Fund Summary — Principal Investment Strategies, the second paragraph is deleted and replaced with the following:

Quantitative Management Associates LLC (QMA), one of the Fund's subadvisers, will tactically allocate the Fund's assets among the different sub-classes within equities and equity-related securities and fixed income investments. Asset allocation decisions will be determined using a combination of quantitative tools and the judgment of QMA's investment professionals. To the extent consistent with the Fund's investment objective, QMA's asset allocation also may tactically invest up to 10% of the Fund's total assets in a variety of ETFs, futures and swaps in new or current sub-classes within equities and fixed income investments (the "10% allocation").
PRUDENTIAL INCOME BUILDER FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip16_SupplementTextBlock
PRUDENTIAL INVESTMENT PORTFOLIOS 16
Prudential Income Builder Fund

Supplement dated March 22, 2017 to the
Summary Prospectus, Statutory Prospectus and Statement of Additional Information
dated December 30, 2016

This supplement sets forth changes to the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") dated December 30, 2016 of Prudential Income Builder Fund (the "Fund"), a series of Prudential Investment Portfolios 16 (PIP 16). The following should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Summary Prospectus, Statutory Prospectus and SAI.

1.    The Fund's Summary Prospectus and Statutory Prospectus section entitled Fund Summary — Principal Investment Strategies, the second paragraph is deleted and replaced with the following:

Quantitative Management Associates LLC (QMA), one of the Fund's subadvisers, will tactically allocate the Fund's assets among the different sub-classes within equities and equity-related securities and fixed income investments. Asset allocation decisions will be determined using a combination of quantitative tools and the judgment of QMA's investment professionals. To the extent consistent with the Fund's investment objective, QMA's asset allocation also may tactically invest up to 10% of the Fund's total assets in a variety of ETFs, futures and swaps in new or current sub-classes within equities and fixed income investments (the "10% allocation").